Joint Venture	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 6 - Joint Venture

On September 13, 2016, we entered into an operating agreement to form a pain management joint venture company with Advanced Technologies Solutions (ATS), a company based in San Diego, California and owned by Ronald T. LaBorde, a member of our Board of Directors. The joint venture company, Premier Biomedical Pain Management Solutions, LLC, a Nevada limited liability company (PBPMS), to develop and market natural and cannabis-based generalized, neuropathic, and localized pain relief treatment products. We owned 50% of PBPMS and ATS owned the other 50%, with 89% of the profits allocated to us and the remaining 11% of profits allocated to ATS. As part of the agreement with ATS, Mr. LaBorde was appointed a member of our Board of Directors.

PBPMS was required to enter into separate license agreements with us and ATS for the use of technology previously developed by both companies. Intellectual property developed jointly by the parties will be the property of PBPMS. However, ATS and Mr. LaBorde could have developed inventions and intellectual property independently from PBPMS, and such inventions and intellectual property would have been the sole property of ATS or Mr. LaBorde. Pursuant to the terms of the PBPMS operating agreement, The Company was to tender 1,250,000 warrants, for the purchase of an equal number of shares of our common stock at a strike price of $0.05, pursuant to the license agreement between ATS and PBPMS. The Company and Mr. LaBorde did not execute the license agreement or issue these warrants, and on July 5, 2017, the Company terminated the joint venture agreement, resulting in a loss of $6,232.

Our initial capital contribution to PBPMS was $25,000. ATS was to contribute (i) technical, labor, manufacturing information and know-how required to produce the initial product, an extended duration topical pain relief patch; (ii) $5,000 worth of primary ingredients; and (iii) $5,000 worth of other materials to produce the initial prototype pain relief patches.

PBPMS was managed by a board of managers (PBPMS Board). The PBPMS Board consisted of William A. Hartman, our President and Chief Executive Officer and member of our Board of Directors, Ronald T. LaBorde, the Founder of ATS and member of our Board of Directors, Dr. Patricio Reyes, our Chief Technology Officer and member of our Board of Directors, and John Borza, our Vice-President and member of our Board of Directors. Decisions of the PBPMS Board require unanimous approval.

The PBPMS operating agreement was subject to other common terms and ownership transfer restrictions, including a right of first refusal; however, the operating agreement and entity were dissolved upon the termination of the joint venture on July 5, 2017.